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Cambria Tail Risk ETF
Cambria Tail Risk ETF

Cambria ETF Trust

Cambria Shareholder Yield ETF (SYLD) (the "Shareholder Yield ETF")

Cambria Foreign Shareholder Yield ETF (FYLD) (the "Foreign Shareholder Yield ETF")

Cambria Emerging Shareholder Yield ETF (EYLD) (the "Emerging Shareholder Yield ETF")

Cambria Sovereign Bond ETF (SOVB) (the "Sovereign Bond ETF")

Cambria Global Value ETF (GVAL) (the "Global Value ETF")

Cambria Global Momentum ETF (GMOM) (the "Global Momentum ETF")

Cambria Value and Momentum ETF (VAMO) (the "Value and Momentum ETF")

Cambria Global Asset Allocation ETF (GAA) (the "Global Asset Allocation ETF")

Cambria Tail Risk ETF (TAIL) (the "Tail Risk ETF")

(each, a "Fund" and, collectively, the "Funds")

Supplement dated June 8, 2020 to:

•	each Fund's Summary Prospectus, dated September 1, 2019, as amended or supplemented (collectively, the "Summary Prospectuses"); and
•	the Funds' Statutory Prospectus, dated September 1, 2019, as amended or supplemented (the "Statutory Prospectus," and, together with the Summary Prospectuses, the "Prospectuses").

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds' after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

9.	In the "Performance" section of the Tail Risk ETF's Summary Prospectus, and the corresponding section of the Statutory Prospectus, the "Average Annual Total Returns" table is hereby deleted and replaced with the following:

Average Annual Total Returns for the period ending December 31, 2018
Average Annual Total Returns -	Label	1 Year	Since Inception	Inception Date
Cambria Tail Risk ETF	Return Before Taxes	2.33%	(3.90%)	Apr. 05, 2017
Cambria Tail Risk ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	1.67%	(4.47%)	Apr. 05, 2017
Cambria Tail Risk ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	1.36%	(3.21%)	Apr. 05, 2017
Bloomberg Barclays U.S. Short Treasury Index (Reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays U.S. Short Treasury Index (Reflects no deduction for fees, expenses or taxes)	1.88%	1.47%	Apr. 05, 2017

Please retain this supplement for future reference.